Schedule of Weighted Average Fair Values and Assumptions Used (Detail) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 20.10	$ 19.75	$ 14.09
Assumptions:
Expected volatility	30.00%	30.00%	32.00%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.39%	1.58%	1.57%
Expected life	5 years	5 years	5 years